Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents certain information regarding compensation of the Company's Principal Executive Officer ("PEO") and other Named Executive Officers ("Non-PEO NEOs"), and certain measures of the Company's financial performance, for the fiscal years ended June 30, 2026, 2025 and 2024. The amounts shown below have been calculated in accordance with Item 402(v) of Regulation S-K. Compensation actually paid, as determined pursuant to Item 402(v), does not necessarily represent compensation actually earned, realized or received by the applicable Named Executive Officer.

Pay Versus Performance Table

Fiscal Year	SCT Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average SCT Total for Non-PEO NEOs (2)	Average CAP to Non-PEO NEOs (2)	Value of Initial $100 Investment Based on TSR (3)	Net Income
2026	$1,940,724	$(6,331,600)	$342,850	$225,200	$129	$7,401,683
2025	$1,853,310	$2,272,752	$342,850	$348,825	$280	$6,617,821
2024	$1,759,811	$5,798,880	$342,850	$448,750	$277	$5,408,645

(1)	Randall K. Fields served as the Company's PEO during each of the fiscal years presented.

(2)

John R. Merrill and Edward L. Clissold were the Company's Non-PEO NEOs during each of the fiscal years presented. Amounts shown represent the average Summary Compensation Table total and average compensation actually paid to Messrs. Merrill and Clissold for the applicable fiscal year.

(3)

Represents the cumulative total shareholder return of a fixed investment of $100 in the Company's Common Stock at June 30, 2023, calculated through the end of the applicable fiscal year and assuming reinvestment of dividends.

PEO Total Compensation Amount	$ 1,940,724	$ 1,853,310	$ 1,759,811
PEO Actually Paid Compensation Amount	$ (6,331,600)	2,272,752	5,798,880
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid to the PEO

	2026	2025	2024
Summary Compensation Table Total	$1,940,724	$1,853,310	$1,759,811
Deduction of SCT stock awards	—	—	—
Year-end FV of current-year awards outstanding/unvested	—	—	—
FV at vesting of current-year awards	—	—	—
Change in FV of prior-year awards outstanding/unvested	$(8,272,324)	$419,442	$4,039,069
Change in FV through vesting date of prior-year awards vesting during year	—	—	—
Compensation Actually Paid	$(6,331,600)	$2,272,752	$5,798,880

Non-PEO NEO Average Total Compensation Amount	$ 342,850	342,850	342,850
Non-PEO NEO Average Compensation Actually Paid Amount	$ 225,200	348,825	448,750
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs

	2026	2025	2024
Average SCT Total	$342,850	$342,850	$342,850
Average deduction of SCT stock awards	$(24,100)	$(24,100)	$(24,100)
Average change in FV of prior-year awards outstanding/unvested	$(45,000)	$36,000	$78,000
Average change in FV through vesting date of prior-year awards vesting during year	$(48,550)	$(5,925)	$52,000
Average Compensation Actually Paid	$225,200	$348,825	$448,750

Total Shareholder Return Amount	$ 129	280	277
Net Income (Loss)	$ 7,401,683	6,617,821	5,408,645
PEO Name	Randall K. Fields
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,272,324)	419,442	4,039,069
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,100)	(24,100)	(24,100)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,000)	36,000	78,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (48,550)	$ (5,925)	$ 52,000